Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended									6 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Impairment Charges											$ 18.9	$ 2.1	$ 72.0
Devaluation Of Consolidated Entity Balance Sheet				$ 7.5				$ 12.1			7.5	12.1	1.6
Net sales	$ 610.4	$ 589.6	$ 644.5	574.8	$ 778.6	$ 687.6	$ 654.4	614.2			2,419.3	2,734.8	2,582.7
Gross profit	171.6	150.3	170.8	159.3	214.0	187.9	174.0	150.3			652.0	726.2	586.0
Income (loss) from continuing operations, net of tax	31.7	18.3	19.7	(10.2)	31.3	33.1	40.9	2.0			59.5	107.3	(190.2)
Income from discontinued operations, net of tax	2.6	4.5	4.3	4.5	2.8	1.8	2.2	2.9			15.9	9.7	13.7
Net income (loss)	34.3	22.8	24.0	(5.7)	34.1	34.9	43.1	4.9			75.4	117.0	(176.5)
Net (loss) income attributable to noncontrolling interests	1.7	1.1	1.8	(2.9)	4.1	1.9	1.5	(4.9)			1.7	2.6	5.1
Net income (loss) attributable to Diebold, Incorporated	$ 32.6	$ 21.7	$ 22.2	$ (2.8)	$ 30.0	$ 33.0	$ 41.6	$ 9.8			$ 73.7	$ 114.4	$ (181.6)
Basic earnings (loss) per share
Income (loss) from continuing operations, net of tax	$ 0.46	$ 0.26	$ 0.27	$ (0.11)	$ 0.42	$ 0.48	$ 0.61	$ 0.10			$ 0.89	$ 1.62	$ (3.06)
Income from discontinued operations, net of tax	0.04	0.07	0.07	0.07	0.04	0.03	0.03	0.05			0.24	0.15	0.21
Net (loss) income attributable to Diebold, Incorporated (USD per share)	0.50	0.33	0.34	(0.04)	0.46	0.51	0.64	0.15			1.13	1.77	(2.85)
Diluted earnings (loss) per share
Income (loss) before discontinued operations, net of tax	0.46	0.26	0.27	(0.11)	0.42	0.48	0.61	0.11			0.88	1.61	(3.06)
Income from discontinued operations, net of tax	0.04	0.07	0.07	0.07	0.04	0.03	0.03	0.04			0.24	0.15	0.21
Net (loss) income attributable to Diebold, Incorporated	$ 0.50	$ 0.33	$ 0.34	$ (0.04)	$ 0.46	$ 0.51	$ 0.64	$ 0.15			$ 1.12	$ 1.76	$ (2.85)
Basic weighted-average shares outstanding	65.0	65.0	64.9	64.7	64.6	64.6	64.6	64.3			64.9	64.5	63.7
Diluted weighted-average shares outstanding	65.7	65.6	65.6	64.7	65.4	65.3	65.2	64.8			65.6	65.2	63.7
Undistributed earnings	$ 7.3				$ 14.3						$ 7.3	$ 14.3
Valuation allowance	$ 63.9				$ 88.0						63.9	$ 88.0
Impairment loss											$ 0.0
FCPA
Diluted earnings (loss) per share
Loss in period													$ 28.0
Securities Action
Diluted earnings (loss) per share
Loss in period													$ 17.2
Voluntary Early Retirement Program [Member] | Pension Benefits
Diluted earnings (loss) per share
Pension Expense									$ (67.6)
VENEZUELA
Asset Impairment Charges			$ 1.0	$ 10.3						$ 9.3